Award Timing Disclosure	12 Months Ended
Oct. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The timing or terms of any grant of options or award of stock has not been affected by or dependent upon the existence of material nonpublic information nor has FREIT timed the disclosure of material non-public information for the purpose of affecting the value of equity-based compensation.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	stock has not been affected by or dependent upon the existence of material nonpublic information nor has FREIT timed the disclosure of material non-public information for the purpose of affecting the value of equity-based compensation.